Vanguard Global Capital Cycles Fund Investment Risks - Retail Prospectus [Member] - Vanguard Global Capital Cycles Fund	Jan. 31, 2025
Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks may be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions.
Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from global stock markets. Small-, mid-, and large-capitalization stocks each tend to go through cycles of doing better—or worse— than other segments of the stock market or the global stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. The stock prices of small and mid-size companies tend to experience greater volatility because, among other things, these companies tend to be more sensitive to changing economic conditions.
Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investment in the materials sector subjects the Fund to proportionately higher exposure to the risks of this sector.
Country Regional Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Country/regional risk is especially high in emerging markets.
Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets because, among other factors, emerging markets can have greater custodial and operational risks; less developed legal, tax, regulatory, financial reporting, accounting, and recordkeeping systems; and greater political, social, and economic instability than developed markets.
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Currency risk, which is the chance that the value of foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.
Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Industry concentration risk, which is the chance that there will be particular problems affecting an entire industry. Any fund that concentrates in a particular industry will generally be more volatile than a fund that invests more broadly. The precious metals and mining industry could be affected by sharp price volatility caused by global economic, financial, and political factors. Resource availability, government regulation, inflation expectations and economic cycles could also adversely affect that industry.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund could lose money over short or long periods of time.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	• Nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds.